Discontinued Operation - Schedule of Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 469	$ 51,393
Restricted cash	8,037
Inventories		5,502,404
Advances to suppliers, net	2,795,162	71,299,563
Prepayment and other current assets, net	3,497,724	61,147
Total current assets	6,301,392	76,914,507
NON - CURRENT ASSETS:
Property and equipment, net	6,512	370,616
Operating lease right-of-use assets	55,334	260,522
Deferred tax assets	6,247,083	6,245,291
Total non - current assets	6,308,929	6,876,429
TOTAL ASSETS	12,610,321	83,790,936
CURRENT LIABILITIES:
Accounts payable	2,640	1,902,320
Accrued expenses and other payables	1,233,311	156,141
Advances from customers	4,537,799	26,424,582
Due to related parties		182,558
Deferred government grant, current	38,792	37,610
Operating lease liabilities, current		70,998
Income tax payable	659,919	670,481
Total current liabilities	6,472,461	29,444,690
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current		73,596
Deferred government grant, non-current	16,543	59,527
Total non - current liabilities	16,543	133,123
TOTAL LIABILITIES	$ 6,489,004	$ 29,577,813